Condensed Consolidated Balance Sheets (Integrated Medicine and Chiropractic Regeneration Center PSC) (Parenthetical) - $ / shares	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Common stock, par value		$ 0.001	$ 0.001
Common stock, shares issued		6,582,737	6,492,563
Common stock, shares outstanding		6,582,737	6,492,563
Integrated Medicine and Chiropractic Regeneration Center PSC [Member]
Common stock, par value	$ 1.00	$ 1.00	$ 1.00
Common stock, shares issued	1,000	1,000	1,000
Common stock, shares outstanding	1,000	1,000	1,000